Revenue and Deferred Revenue - Deferred revenue balance (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and Deferred Revenue
Deferred revenue balance	$ 4,104	$ 3,194	$ 5,898	$ 6,215	$ 1,880
Deferred revenue current	3,811	2,886		$ 6,215
Deferred revenue net of current	$ 293	$ 308